ORGANIZATION AND NATURE OF OPERATIONS (Details)	6 Months Ended
Sep. 30, 2024
Fuzhou Happiness Enterprise Management Consulting Co., Ltd. [Member]
Date of Incorporation	December 15, 2020
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Happiness Shunchang
Principal Activities	Management and consulting service
Taochejun (Fujian) automobiles Co., ltd [Member]
Date of Incorporation	April 27, 2021
Place of Incorporation	PRC
Registered Capital	RMB 30,000,000
% of Ownership	61% by Happiness Shunchang
Principal Activities	Automobile sales
Happiness (Shunchang) E-commerce Co. Ltd ("Happiness Shunchang") [Member]
Date of Incorporation	July 11, 2023
Place of Incorporation	PRC
Registered Capital	RMB 500,000
% of Ownership	100% by Happiness Hong Kong
Principal Activities	Investment
Hainan Paranovous TechnologyMember Co. LTD [Member]
Date of Incorporation	June 17, 2024
Place of Incorporation	PRC
Registered Capital	RMB 1,000,000
% of Ownership	100% by Paranovous HK
Principal Activities	Entertainment